PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2022	$3,935	$(673)	$1,541	$4,803
Additions, net of disposals	435	5	—	440
Non-cash additions	7	(4)	—	3
Depreciation expense	—	(110)	—	(110)
Fair value adjustments	—	—	100	100
Net foreign currency exchange differences	(430)	75	(163)	(518)
Balance at December 31, 2022	$3,947	$(707)	$1,478	$4,718
Additions, net of disposals	468	15	—	483
Acquisitions through business combinations(1)	8,811	—	—	8,811
Non-cash additions	(11)	(5)	—	(16)
Depreciation expense	—	(252)	—	(252)
Fair value adjustments	—	—	142	142
Net foreign currency exchange differences	223	(41)	83	265
Balance at December 31, 2023	$13,438	$(990)	$1,703	$14,151

(1)See Note 4, Acquisition of Businesses, for additional information.
The following table summarizes the valuation techniques and significant inputs for our company’s property, plant and equipment assets.

Dec. 31, 2023				Dec. 31, 2022
Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Discounted cash flow model	8%	15x	10 yrs	Discounted cash flow model	7%	18x	10 yrs